Share capital - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Treasury stock (in shares)	277	283
Treasury shares, market value	£ 2,359	£ 2,270
Treasury shares, gifted (in shares)	3	3
Treasury stock, reissued (in shares)	3	5
Shares reissued to employee share schemes as percent of ordinary shares	0.20%	0.20%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	18	33
Purchase of own shares, employee share trusts	£ 2	£ 5	[1]	£ 6
Treasury stock acquired (in shares)		114
Purchase of treasury shares		£ 1,017		£ 189
Purchase of treasury shares, nominal value		£ 14
Shares repurchased as percent of ordinary shares		3.10%
Maximum number of treasury shares held during the year (in shares)	283	283
Treasury shares as percent of ordinary shares	7.70%	7.80%
Treasury shares, nominal value	£ 35	£ 35

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).